245 Summer Street	Fidelity® Investments
Boston, MA 02210

December 28, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Greenwood Street Trust (the trust): File Nos. 333-261594 and 811-23762
Fidelity Hedged Equity ETF
Fidelity U.S. Buffered Equity ETF
Fidelity U.S. Equity Premium ETF (the fund(s))
Post-Effective Amendment Nos. 9 & 11

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, Regulation S-T and Rule 485(a) under the Securities Act of 1933, as amended, (33 Act) transmitted herewith on behalf of the trust is Post-Effective Amendment Nos. 9 & 11 to the trust’s current effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the trust.

The filing serves to register Fidelity Hedged Equity ETF, Fidelity U.S. Buffered Equity ETF, and Fidelity U.S. Equity Premium ETF as new series of the trust.

This filing contains the Prospectus(es) and Statement(s) of Additional Information for the fund(s) referenced above.

Please note that the cover page of the Prospectus(es) and SAI(s) contain the standard “red herring” legend called for by Rule 481 of Regulation C.

Pursuant to Rule 485(a), the trust designates an effective date 75 days after filing.

Please contact Renée Fuller at (603) 721-4221 with any questions or comments regarding this filing.

Sincerely,

/s/ Renée Fuller
Renée Fuller Shareholder Reporting